Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 4. Goodwill and Intangible Assets

        In accordance with applicable accounting standards, goodwill and intangible assets that are not amortized are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. As described in Note 1, the 2011 and 2009 results include pre-tax non-cash impairment charges of $36.7 million and $26.6 million, respectively, to reduce the carrying value of trade names as a result of the Company's annual impairment testing of goodwill and indefinite-lived intangible assets. There were no similar impairment charges included in continuing operations in 2010.

        During the years ended December 31, 2011 and 2010, the increase in goodwill and other intangible assets related primarily to tuck-in acquisitions completed throughout the period by Terminix, TruGreen and Merry Maids.

        The table below summarizes the goodwill balances by segment for continuing operations:

(In thousands)	TruGreen	Terminix	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters	Total
Balance at Dec. 31, 2009	$1,178,436	$1,361,698	$348,010	$135,713	$51,996	$3,075,853
Acquisitions	12,655	36,287	—	—	1,214	50,156
Other(1)	(20)	(571)	(227)	181	(79)	(716)

Balance at Dec. 31, 2010	1,191,071	1,397,414	347,783	135,894	53,131	3,125,293
Acquisitions	11,682	27,789	—	—	—	39,471
Other(1)	(831)	(685)	(210)	(217)	(841)	(2,784)

Balance at Dec. 31, 2011	$1,201,922	$1,424,518	$347,573	$135,677	$52,290	$3,161,980

(1)
Reflects the impact of the amortization of tax deductible goodwill and foreign exchange rate changes. For 2011, the amount shown in the Other Operations & Headquarters column also reflects $0.8 million related to the sale of certain Merry Maids company-owned branches to existing and new franchisees.

        There were no accumulated impairment losses as of December 31, 2011.

        The table below summarizes the other intangible asset balances for continuing operations:

	December 31, 2011			December 31, 2010
(In thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	$2,333,500	$—	$2,333,500	$2,370,200	$—	$2,370,200
Customer relationships	683,324	(539,638)	143,686	668,649	(464,056)	204,593
Franchise agreements	88,000	(42,406)	45,594	88,000	(35,272)	52,728
Other	58,471	(37,712)	20,759	55,024	(29,034)	25,990

Total	$3,163,295	$(619,756)	$2,543,539	$3,181,873	$(528,362)	$2,653,511

(1)
Not subject to amortization.

        Amortization expense of $91.4 million, $136.0 million and $158.8 million was recorded in the years ended December 31, 2011, 2010 and 2009, respectively. For the existing intangible assets, the Company anticipates amortization expense of $63.5 million, $50.1 million, $43.0 million, $23.4 million and $5.0 million in 2012, 2013, 2014, 2015 and 2016, respectively.